Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Select Wireless Portfolio
Shareholder Report [Line Items]
Fund Name	Wireless Portfolio
Class Name	Wireless Portfolio
Trading Symbol	FWRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Wireless Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 307,828,841
Holdings Count | shares	52
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$307,828,841
Number of Holdings	52
Portfolio Turnover	14%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 22.2 Technology Hardware, Storage & Peripherals 18.6 Wireless Telecommunication Services 16.1 Semiconductors & Semiconductor Equipment 15.9 Specialized REITs 10.0 Communications Equipment 9.2 Media 2.6 Interactive Media & Services 1.2 Oil, Gas & Consumable Fuels 1.0 Others 1.6 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 77.7 Canada 4.4 Netherlands 2.8 United Kingdom 2.6 Korea (South) 2.2 Spain 2.2 Finland 1.7 Mexico 1.7 Singapore 1.5 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.7 Canada - 4.4 Netherlands - 2.8 United Kingdom - 2.6 Korea (South) - 2.2 Spain - 2.2 Finland - 1.7 Mexico - 1.7 Singapore - 1.5 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Apple Inc 16.4 Verizon Communications Inc 8.1 American Tower Corp 7.5 T-Mobile US Inc 7.2 Motorola Solutions Inc 5.3 QUALCOMM Inc 4.8 Marvell Technology Inc 4.7 AT&T Inc 3.6 NXP Semiconductors NV 2.6 Array Digital Infrastructure Inc 2.3 62.5
Select Utilities Portfolio
Shareholder Report [Line Items]
Fund Name	Utilities Portfolio
Class Name	Utilities Portfolio
Trading Symbol	FSUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Utilities Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 2,070,607,901
Holdings Count | shares	31
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,070,607,901
Number of Holdings	31
Portfolio Turnover	154%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 64.3 Multi-Utilities 17.2 Independent Power and Renewable Electricity Producers 9.1 Oil, Gas & Consumable Fuels 1.9 Electrical Equipment 1.8 Gas Utilities 1.5 Construction & Engineering 1.5 Semiconductors & Semiconductor Equipment 1.0 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 97.5 Canada 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Canada - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Constellation Energy Corp 8.3 Duke Energy Corp 8.1 Sempra 6.6 Vistra Corp 6.5 Exelon Corp 5.3 Entergy Corp 4.8 PPL Corp 4.1 NRG Energy Inc 4.1 Xcel Energy Inc 4.0 63.5
Select Transportation Portfolio
Shareholder Report [Line Items]
Fund Name	Transportation Portfolio
Class Name	Transportation Portfolio
Trading Symbol	FSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Transportation Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 481,480,303
Holdings Count | shares	38
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$481,480,303
Number of Holdings	38
Portfolio Turnover	56%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Ground Transportation 54.3 Passenger Airlines 22.0 Air Freight & Logistics 19.1 Marine Transportation 1.5 Broadline Retail 0.6 Machinery 0.4 Hotels, Restaurants & Leisure 0.3 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 98.6 Canada 0.6 Panama 0.5 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 Canada - 0.6 Panama - 0.5 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Uber Technologies Inc 18.0 Union Pacific Corp 14.9 Delta Air Lines Inc 8.2 United Parcel Service Inc Class B 7.4 Norfolk Southern Corp 4.9 United Airlines Holdings Inc 4.9 FedEx Corp 4.9 Old Dominion Freight Line Inc 4.5 CSX Corp 3.1 XPO Inc 3.1 73.9
Select Telecommunications Portfolio
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Telecommunications Portfolio
Trading Symbol	FSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Fidelity Advisor Telecommunications Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class Z
Trading Symbol	FIJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Fidelity Advisor Telecommunications Fund - Class M
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class M
Trading Symbol	FTUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Fidelity Advisor Telecommunications Fund - Class I
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class I
Trading Symbol	FTUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Fidelity Advisor Telecommunications Fund - Class C
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class C
Trading Symbol	FTUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Fidelity Advisor Telecommunications Fund - Class A
Shareholder Report [Line Items]
Fund Name	Telecommunications Portfolio
Class Name	Fidelity Advisor® Telecommunications Fund Class A
Trading Symbol	FTUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Net Assets	$ 248,758,375
Holdings Count | shares	29
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$248,758,375
Number of Holdings	29
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Diversified Telecommunication Services 81.2 Wireless Telecommunication Services 14.0 Media 3.0 IT Services 0.6 Specialized REITs 0.1 Construction & Engineering 0.1 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.2 Puerto Rico 4.2 Belgium 3.3 United Kingdom 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Puerto Rico - 4.2 Belgium - 3.3 United Kingdom - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Verizon Communications Inc 23.6 AT&T Inc 19.1 T-Mobile US Inc 6.1 Frontier Communications Parent Inc 4.7 AST SpaceMobile Inc Class A 4.3 Lumen Technologies Inc 4.2 Liberty Latin America Ltd Class C 4.2 Telephone and Data Systems Inc 3.5 Gogo Inc 3.4 Cogent Communications Holdings Inc 3.4 76.5
Select Technology Portfolio
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Technology Portfolio
Trading Symbol	FSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Technology Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 18,176,821,412
Holdings Count | shares	102
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$18,176,821,412
Number of Holdings	102
Portfolio Turnover	48%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 44.5 Software 23.4 Technology Hardware, Storage & Peripherals 13.4 IT Services 7.3 Communications Equipment 4.6 Ground Transportation 1.9 Broadline Retail 1.1 Electronic Equipment, Instruments & Components 0.9 Entertainment 0.9 Others 0.5 Common Stocks 96.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 90.2 Netherlands 4.9 Taiwan 2.3 Canada 2.2 United Kingdom 0.2 China 0.1 Estonia 0.1 Israel 0.0 Korea (South) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.2 Netherlands - 4.9 Taiwan - 2.3 Canada - 2.2 United Kingdom - 0.2 China - 0.1 Estonia - 0.1 Israel - 0.0 Korea (South) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 24.9 Microsoft Corp 11.9 Apple Inc 10.1 Cisco Systems Inc 4.6 NXP Semiconductors NV 4.2 ON Semiconductor Corp 3.3 Marvell Technology Inc 2.7 Micron Technology Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd 2.3 Snowflake Inc 2.3 68.6
Select Tech Hardware Portfolio
Shareholder Report [Line Items]
Fund Name	Tech Hardware Portfolio
Class Name	Tech Hardware Portfolio
Trading Symbol	FDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 1,189,918,307
Holdings Count | shares	33
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,189,918,307
Number of Holdings	33
Portfolio Turnover	36%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Technology Hardware, Storage & Peripherals 35.2 Communications Equipment 27.6 Household Durables 14.7 Software 6.0 Semiconductors & Semiconductor Equipment 5.1 Entertainment 4.8 Electronic Equipment, Instruments & Components 3.1 Interactive Media & Services 2.5 Common Stocks 98.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 62.3 Japan 18.7 Korea (South) 10.5 China 4.4 Taiwan 3.9 Finland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 62.3 Japan - 18.7 Korea (South) - 10.5 China - 4.4 Taiwan - 3.9 Finland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Cisco Systems Inc 10.8 Sony Group Corp 10.7 Samsung Electronics Co Ltd 9.3 Arista Networks Inc 8.9 Apple Inc 7.5 Motorola Solutions Inc 4.9 Nintendo Co Ltd 4.8 Xiaomi Corp B Shares 4.4 Garmin Ltd 4.0 Western Digital Corp 3.9 69.2
Select Software and IT Services Portfolio
Shareholder Report [Line Items]
Fund Name	Software and IT Services Portfolio
Class Name	Software and IT Services Portfolio
Trading Symbol	FSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 10,243,987,831
Holdings Count | shares	57
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$10,243,987,831
Number of Holdings	57
Portfolio Turnover	71%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 79.5 IT Services 16.2 Broadline Retail 2.1 Interactive Media & Services 1.5 Financial Services 0.4 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.3 Ireland 2.0 Canada 0.9 France 0.8 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.3 Ireland - 2.0 Canada - 0.9 France - 0.8 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 24.8 Salesforce Inc 6.0 Palo Alto Networks Inc 4.8 Intuit Inc 3.9 Autodesk Inc 3.9 Oracle Corp 3.6 Datadog Inc Class A 3.2 Synopsys Inc 3.2 Adobe Inc 3.1 Atlassian Corp Class A 2.6 59.1
Select Semiconductors Portfolio
Shareholder Report [Line Items]
Fund Name	Semiconductors Portfolio
Class Name	Semiconductors Portfolio
Trading Symbol	FSELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 35	0.61%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.61%
Net Assets	$ 23,185,553,861
Holdings Count | shares	55
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$23,185,553,861
Number of Holdings	55
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Semiconductors & Semiconductor Equipment 92.6 Technology Hardware, Storage & Peripherals 3.1 Electronic Equipment, Instruments & Components 0.3 Electrical Equipment 0.2 Financial Services 0.1 Software 0.0 Metals & Mining 0.0 Common Stocks 95.6 Preferred Stocks 0.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 0.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 83.0 Netherlands 7.2 Taiwan 5.3 Israel 2.3 Japan 2.2 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.0 Netherlands - 7.2 Taiwan - 5.3 Israel - 2.3 Japan - 2.2 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 25.0 Broadcom Inc 14.7 NXP Semiconductors NV 7.2 Micron Technology Inc 5.0 Monolithic Power Systems Inc 5.0 ON Semiconductor Corp 4.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Marvell Technology Inc 4.7 Lam Research Corp 4.4 Astera Labs Inc 3.5 79.3
Select Retailing Portfolio
Shareholder Report [Line Items]
Fund Name	Retailing Portfolio
Class Name	Retailing Portfolio
Trading Symbol	FSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Retailing Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 2,732,544,530
Holdings Count | shares	42
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,732,544,530
Number of Holdings	42
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 34.4 Broadline Retail 30.3 Consumer Staples Distribution & Retail 23.1 Textiles, Apparel & Luxury Goods 10.0 Household Durables 0.3 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 95.1 Brazil 3.6 Canada 0.5 Finland 0.4 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Brazil - 3.6 Canada - 0.5 Finland - 0.4 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.9 Walmart Inc 8.2 Lowe's Cos Inc 7.0 Costco Wholesale Corp 6.5 TJX Cos Inc/The 5.0 Home Depot Inc/The 4.2 MercadoLibre Inc 3.6 NIKE Inc Class B 3.6 O'Reilly Automotive Inc 3.5 Dollar Tree Inc 2.9 69.4
Select Pharmaceuticals Portfolio
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals Portfolio
Class Name	Pharmaceuticals Portfolio
Trading Symbol	FPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 1,078,548,232
Holdings Count | shares	53
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,078,548,232
Number of Holdings	53
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Pharmaceuticals 75.8 Biotechnology 21.1 Financial Services 0.3 Software 0.1 Consumer Staples Distribution & Retail 0.0 Common Stocks 96.4 Preferred Stocks 0.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 0.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 66.9 Denmark 11.4 United Kingdom 10.8 Belgium 7.8 Netherlands 1.1 Canada 1.0 Germany 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.9 Denmark - 11.4 United Kingdom - 10.8 Belgium - 7.8 Netherlands - 1.1 Canada - 1.0 Germany - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Eli Lilly & Co 24.9 Astrazeneca PLC ADR 10.8 Novo Nordisk A/S Class B ADR 10.8 UCB SA 5.0 GSK PLC ADR 4.9 Merck & Co Inc 4.9 Gilead Sciences Inc 4.4 Elanco Animal Health Inc 4.3 Royalty Pharma PLC Class A 3.9 Avidity Biosciences Inc 3.4 77.3
Select Medical Technology and Devices Portfolio
Shareholder Report [Line Items]
Fund Name	Medical Technology and Devices Portfolio
Class Name	Medical Technology and Devices Portfolio
Trading Symbol	FSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 4,250,596,020
Holdings Count | shares	66
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$4,250,596,020
Number of Holdings	66
Portfolio Turnover	53%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Equipment & Supplies 55.1 Life Sciences Tools & Services 27.9 Health Care Technology 8.4 Biotechnology 5.6 Health Care Providers & Services 0.9 Textiles, Apparel & Luxury Goods 0.3 Financial Services 0.2 Chemicals 0.1 Pharmaceuticals 0.0 Common Stocks 95.9 Preferred Stocks 2.6 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Preferred Stocks - 2.6 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 97.7 France 1.9 Japan 0.4 China 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 France - 1.9 Japan - 0.4 China - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 13.5 Danaher Corp 10.2 Thermo Fisher Scientific Inc 7.7 Intuitive Surgical Inc 7.2 Stryker Corp 5.8 Penumbra Inc 5.4 Abbott Laboratories 5.0 Edwards Lifesciences Corp 4.9 Masimo Corp 4.5 Veeva Systems Inc Class A 4.5 68.7
Select Materials Portfolio
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Materials Portfolio
Trading Symbol	FSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Fidelity Advisor Materials Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class Z
Trading Symbol	FIJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Fidelity Advisor Materials Fund - Class M
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class M
Trading Symbol	FMFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Fidelity Advisor Materials Fund - Class I
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class I
Trading Symbol	FMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Fidelity Advisor Materials Fund - Class C
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class C
Trading Symbol	FMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Fidelity Advisor Materials Fund - Class A
Shareholder Report [Line Items]
Fund Name	Materials Portfolio
Class Name	Fidelity Advisor® Materials Fund Class A
Trading Symbol	FMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 743,102,560
Holdings Count | shares	45
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$743,102,560
Number of Holdings	45
Portfolio Turnover	49%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 56.2 Metals & Mining 23.7 Construction Materials 10.1 Containers & Packaging 9.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 89.6 Canada 5.2 Zambia 3.3 Brazil 1.6 Germany 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.6 Canada - 5.2 Zambia - 3.3 Brazil - 1.6 Germany - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 16.6 Ecolab Inc 8.5 Mosaic Co/The 5.2 Air Products and Chemicals Inc 4.7 Corteva Inc 4.7 Freeport-McMoRan Inc 4.2 CRH PLC 4.1 International Paper Co 3.5 First Quantum Minerals Ltd 3.3 Nucor Corp 3.2 58.0
Select Leisure Portfolio
Shareholder Report [Line Items]
Fund Name	Leisure Portfolio
Class Name	Leisure Portfolio
Trading Symbol	FDLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Leisure Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 698,734,917
Holdings Count | shares	35
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$698,734,917
Number of Holdings	35
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Hotels, Restaurants & Leisure 93.8 Diversified Consumer Services 3.0 Entertainment 1.0 Consumer Staples Distribution & Retail 0.9 Specialized REITs 0.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 95.5 United Kingdom 4.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 United Kingdom - 4.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) McDonald's Corp 14.0 Booking Holdings Inc 12.5 Hilton Worldwide Holdings Inc 7.7 Royal Caribbean Cruises Ltd 6.6 Chipotle Mexican Grill Inc 6.3 Starbucks Corp 4.8 DoorDash Inc Class A 4.2 Airbnb Inc Class A 4.1 Flutter Entertainment PLC 3.7 DraftKings Inc Class A 3.5 67.4
Select Insurance Portfolio
Shareholder Report [Line Items]
Fund Name	Insurance Portfolio
Class Name	Insurance Portfolio
Trading Symbol	FSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Insurance Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 894,220,754
Holdings Count | shares	25
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$894,220,754
Number of Holdings	25
Portfolio Turnover	77%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Insurance 95.8 Financial Services 4.1 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 97.2 United Kingdom 2.5 Bermuda 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 United Kingdom - 2.5 Bermuda - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Progressive Corp/The 10.8 Chubb Ltd 9.8 Arthur J Gallagher & Co 7.7 Hartford Insurance Group Inc/The 6.9 Aon PLC 5.5 American Financial Group Inc/OH 5.0 MetLife Inc 4.8 Travelers Companies Inc/The 4.8 Reinsurance Group of America Inc 4.8 Willis Towers Watson PLC 4.4 64.5
Select Industrials Portfolio
Shareholder Report [Line Items]
Fund Name	Industrials Portfolio
Class Name	Industrials Portfolio
Trading Symbol	FCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Industrials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 838,913,375
Holdings Count | shares	53
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$838,913,375
Number of Holdings	53
Portfolio Turnover	29%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 27.9 Machinery 22.0 Electrical Equipment 14.3 Ground Transportation 8.5 Building Products 7.9 Trading Companies & Distributors 5.9 Commercial Services & Supplies 4.5 Construction & Engineering 3.2 Professional Services 2.6 Others 2.8 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 8.1 GE Vernova Inc 6.4 Howmet Aerospace Inc 5.5 Boeing Co 5.1 Parker-Hannifin Corp 4.3 Trane Technologies PLC 4.2 Eaton Corp PLC 3.8 Ingersoll Rand Inc 2.9 TransDigm Group Inc 2.9 Deere & Co 2.9 46.1
Select Health Care Services Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Services Portfolio
Class Name	Health Care Services Portfolio
Trading Symbol	FSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 881,403,641
Holdings Count | shares	37
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$881,403,641
Number of Holdings	37
Portfolio Turnover	61%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Health Care Providers & Services 98.3 Health Care Technology 1.6 Common Stocks 99.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) UnitedHealth Group Inc 21.3 CVS Health Corp 9.1 Cigna Group/The 8.3 HCA Healthcare Inc 5.3 Cencora Inc 4.9 McKesson Corp 4.7 Humana Inc 4.6 Cardinal Health Inc 4.6 Elevance Health Inc 4.6 Labcorp Holdings Inc 3.2 70.6
Select Health Care Portfolio
Shareholder Report [Line Items]
Fund Name	Health Care Portfolio
Class Name	Health Care Portfolio
Trading Symbol	FSPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Health Care Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 5,880,162,906
Holdings Count | shares	131
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$5,880,162,906
Number of Holdings	131
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 37.4 Health Care Equipment & Supplies 26.9 Pharmaceuticals 10.5 Health Care Providers & Services 10.4 Life Sciences Tools & Services 10.2 Health Care Technology 4.1 Financial Services 0.1 Chemicals 0.1 Common Stocks 97.9 Preferred Stocks 1.6 Bonds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 1.6 Bonds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 87.6 Netherlands 5.0 Denmark 2.4 Belgium 2.2 Canada 0.8 Germany 0.7 China 0.5 France 0.4 United Kingdom 0.3 Israel 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 Netherlands - 5.0 Denmark - 2.4 Belgium - 2.2 Canada - 0.8 Germany - 0.7 China - 0.5 France - 0.4 United Kingdom - 0.3 Israel - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Boston Scientific Corp 7.5 Danaher Corp 6.0 Eli Lilly & Co 5.0 Penumbra Inc 4.9 Alnylam Pharmaceuticals Inc 4.2 Masimo Corp 3.5 Argenx SE ADR 3.4 Insulet Corp 3.2 CVS Health Corp 2.9 Stryker Corp 2.7 43.3
Select Gold Portfolio
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Gold Portfolio
Trading Symbol	FSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 42	0.66%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.66%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Fidelity Advisor Gold Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class Z
Trading Symbol	FIJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.58%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.58%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Fidelity Advisor Gold Fund - Class M
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class M
Trading Symbol	FGDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 77	1.20%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.20%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Fidelity Advisor Gold Fund - Class I
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class I
Trading Symbol	FGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.70%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.70%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Fidelity Advisor Gold Fund - Class C
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class C
Trading Symbol	FGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	1.70%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.70%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Fidelity Advisor Gold Fund - Class A
Shareholder Report [Line Items]
Fund Name	Gold Portfolio
Class Name	Fidelity Advisor® Gold Fund Class A
Trading Symbol	FGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.95%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.95%
Net Assets	$ 2,848,598,105
Holdings Count | shares	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,848,598,105
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Metals & Mining* 98.7 *Includes gold bullion and/or silver bullion. Common Stocks 98.0 Other Investments 0.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Other Investments - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Canada 67.9 United States 10.9 Brazil 8.2 United Kingdom 5.0 Australia 2.9 South Africa 2.0 Burkina Faso 1.7 China 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 67.9 United States - 10.9 Brazil - 8.2 United Kingdom - 5.0 Australia - 2.9 South Africa - 2.0 Burkina Faso - 1.7 China - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Agnico Eagle Mines Ltd/CA 15.0 Franco-Nevada Corp 10.1 Newmont Corp 8.4 Wheaton Precious Metals Corp 8.2 Barrick Mining Corp 5.2 Alamos Gold Inc Class A 4.8 Anglogold Ashanti Plc 4.6 OR Royalties Inc 4.5 Orla Mining Ltd 3.6 Lundin Gold Inc 3.6 68.0
Select Financials Portfolio
Shareholder Report [Line Items]
Fund Name	Financials Portfolio
Class Name	Financials Portfolio
Trading Symbol	FIDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Financials Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 1,086,366,693
Holdings Count | shares	66
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,086,366,693
Number of Holdings	66
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 33.8 Capital Markets 23.3 Insurance 18.6 Financial Services 17.6 Consumer Finance 5.1 Professional Services 1.1 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.4 United Kingdom 2.3 Puerto Rico 1.2 Australia 1.0 France 1.0 Grand Cayman (UK Overseas Ter) 0.8 Mexico 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.3 Puerto Rico - 1.2 Australia - 1.0 France - 1.0 Grand Cayman (UK Overseas Ter) - 0.8 Mexico - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 10.1 Wells Fargo & Co 6.5 Bank of America Corp 6.1 Reinsurance Group of America Inc 3.5 Citigroup Inc 3.5 Charles Schwab Corp/The 3.2 State Street Corp 2.6 Chubb Ltd 2.6 Morgan Stanley 2.4 Capital One Financial Corp 2.2 42.7
Select FinTech Portfolio
Shareholder Report [Line Items]
Fund Name	FinTech Portfolio
Class Name	FinTech Portfolio
Trading Symbol	FSVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about FinTech Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 101,736,451
Holdings Count | shares	30
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$101,736,451
Number of Holdings	30
Portfolio Turnover	66%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 51.9 Consumer Finance 20.9 Software 18.1 IT Services 4.8 Professional Services 2.8 Capital Markets 0.9 Diversified Telecommunication Services 0.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.8 Netherlands 4.8 Canada 4.8 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Netherlands - 4.8 Canada - 4.8 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 12.7 Visa Inc Class A 12.5 Intuit Inc 11.7 American Express Co 11.4 Block Inc Class A 5.0 Capital One Financial Corp 4.9 PayPal Holdings Inc 4.8 Fiserv Inc 4.8 Adyen NV 4.8 Shopify Inc Class A 4.8 77.4
Select Enterprise Technology Services Portfolio
Shareholder Report [Line Items]
Fund Name	Enterprise Technology Services Portfolio
Class Name	Enterprise Technology Services Portfolio
Trading Symbol	FBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 1,521,166,864
Holdings Count | shares	25
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,521,166,864
Number of Holdings	25
Portfolio Turnover	66%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Financial Services 52.7 IT Services 29.9 Professional Services 16.3 Software 1.5 Common Stocks 100.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.4 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% United States 96.5 Ireland 3.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.5 Ireland - 3.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 21.6 Visa Inc Class A 19.5 IBM Corporation 8.7 Automatic Data Processing Inc 4.8 Kyndryl Holdings Inc 4.3 Cloudflare Inc Class A 3.6 ExlService Holdings Inc 3.6 Snowflake Inc 3.6 Accenture PLC Class A 3.5 Paycom Software Inc 3.1 76.3
Select Energy Portfolio
Shareholder Report [Line Items]
Fund Name	Energy Portfolio
Class Name	Energy Portfolio
Trading Symbol	FSENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Energy Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,830,002,600
Holdings Count | shares	31
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,830,002,600
Number of Holdings	31
Portfolio Turnover	12%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 84.1 Energy Equipment & Services 11.7 Independent Power and Renewable Electricity Producers 3.7 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 87.6 Canada 8.9 United Kingdom 3.1 Norway 0.3 France 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.6 Canada - 8.9 United Kingdom - 3.1 Norway - 0.3 France - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 24.8 Chevron Corp 9.6 Marathon Petroleum Corp 5.0 Cheniere Energy Inc 4.9 Energy Transfer LP 4.7 Cenovus Energy Inc 4.6 Canadian Natural Resources Ltd 4.3 Valero Energy Corp 3.9 Vistra Corp 3.7 Schlumberger NV 3.5 69.0
Select Defense and Aerospace Portfolio
Shareholder Report [Line Items]
Fund Name	Defense and Aerospace Portfolio
Class Name	Defense and Aerospace Portfolio
Trading Symbol	FSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 37	0.64%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.64%
Net Assets	$ 3,081,143,944
Holdings Count | shares	37
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$3,081,143,944
Number of Holdings	37
Portfolio Turnover	16%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Aerospace & Defense 96.9 Professional Services 1.3 Trading Companies & Distributors 0.2 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 93.6 United Kingdom 3.3 Canada 1.9 Germany 0.8 France 0.3 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 United Kingdom - 3.3 Canada - 1.9 Germany - 0.8 France - 0.3 Brazil - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Aerospace 19.8 Boeing Co 16.2 RTX Corp 9.8 Howmet Aerospace Inc 4.6 General Dynamics Corp 4.5 TransDigm Group Inc 3.9 Axon Enterprise Inc 3.8 HEICO Corp Class A 3.3 L3Harris Technologies Inc 2.8 Rolls-Royce Holdings PLC 2.5 71.2
Select Consumer Staples Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Consumer Staples Portfolio
Trading Symbol	FDFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Fidelity Advisor Consumer Staples Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class Z
Trading Symbol	FIJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Fidelity Advisor Consumer Staples Fund - Class M
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class M
Trading Symbol	FDTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Fidelity Advisor Consumer Staples Fund - Class I
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class I
Trading Symbol	FDIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Fidelity Advisor Consumer Staples Fund - Class C
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class C
Trading Symbol	FDCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.72%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Fidelity Advisor Consumer Staples Fund - Class A
Shareholder Report [Line Items]
Fund Name	Consumer Staples Portfolio
Class Name	Fidelity Advisor® Consumer Staples Fund Class A
Trading Symbol	FDAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 1,140,356,187
Holdings Count | shares	39
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,140,356,187
Number of Holdings	39
Portfolio Turnover	50%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Beverages 36.1 Consumer Staples Distribution & Retail 20.8 Household Products 17.6 Food Products 15.5 Tobacco 5.4 Personal Care Products 4.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.6 United Kingdom 5.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 United Kingdom - 5.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coca-Cola Co/The 13.5 Procter & Gamble Co/The 11.9 Keurig Dr Pepper Inc 9.3 Walmart Inc 8.6 Constellation Brands Inc Class A 4.6 Energizer Holdings Inc 4.3 Bunge Global SA 4.3 Costco Wholesale Corp 3.4 Target Corp 3.3 Mondelez International Inc 2.9 66.1
Select Consumer Discretionary Portfolio
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary Portfolio
Class Name	Consumer Discretionary Portfolio
Trading Symbol	FSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 501,995,594
Holdings Count | shares	59
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$501,995,594
Number of Holdings	59
Portfolio Turnover	19%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Broadline Retail 26.3 Specialty Retail 24.1 Hotels, Restaurants & Leisure 18.1 Automobiles 15.0 Household Durables 6.1 Textiles, Apparel & Luxury Goods 5.6 Automobile Components 2.7 Consumer Staples Distribution & Retail 1.2 Construction Materials 0.7 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.9 Canada 2.2 Bailiwick Of Jersey 2.0 Brazil 1.2 United Kingdom 0.3 Switzerland 0.2 France 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 2.2 Bailiwick Of Jersey - 2.0 Brazil - 1.2 United Kingdom - 0.3 Switzerland - 0.2 France - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 24.0 Tesla Inc 13.4 Lowe's Cos Inc 4.3 Home Depot Inc/The 4.2 McDonald's Corp 3.1 TJX Cos Inc/The 3.0 Somnigroup International Inc 2.8 Hilton Worldwide Holdings Inc 2.5 Booking Holdings Inc 2.3 Aptiv PLC 2.0 61.6
Select Construction and Housing Portfolio
Shareholder Report [Line Items]
Fund Name	Construction and Housing Portfolio
Class Name	Construction and Housing Portfolio
Trading Symbol	FSHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 782,966,561
Holdings Count | shares	51
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$782,966,561
Number of Holdings	51
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialty Retail 34.2 Building Products 19.9 Household Durables 13.2 Construction Materials 10.9 Construction & Engineering 10.7 Residential REITs 9.6 Real Estate Management & Development 0.4 Chemicals 0.3 Ground Transportation 0.2 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Home Depot Inc/The 17.2 Lowe's Cos Inc 13.5 Johnson Controls International plc 5.8 Trane Technologies PLC 5.6 CRH PLC 4.6 Martin Marietta Materials Inc 4.1 Quanta Services Inc 3.6 PulteGroup Inc 2.7 Sun Communities Inc 2.7 Invitation Homes Inc 2.4 62.2
Select Communication Services Portfolio
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Communication Services Portfolio
Trading Symbol	FBMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Fidelity Advisor Communication Services Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class Z
Trading Symbol	FGKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.57%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Fidelity Advisor Communication Services Fund - Class M
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class M
Trading Symbol	FGEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Fidelity Advisor Communication Services Fund - Class I
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class I
Trading Symbol	FGJMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Fidelity Advisor Communication Services Fund - Class C
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class C
Trading Symbol	FGHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.70%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Fidelity Advisor Communication Services Fund - Class A
Shareholder Report [Line Items]
Fund Name	Communication Services Portfolio
Class Name	Fidelity Advisor® Communication Services Fund Class A
Trading Symbol	FGDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 2,260,850,638
Holdings Count | shares	45
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$2,260,850,638
Number of Holdings	45
Portfolio Turnover	126%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Interactive Media & Services 52.6 Entertainment 26.2 Media 5.8 Broadline Retail 4.7 Software 2.1 Semiconductors & Semiconductor Equipment 2.0 Diversified Telecommunication Services 1.5 Wireless Telecommunication Services 0.9 Specialty Retail 0.7 Others 1.6 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.1 Taiwan 0.7 Korea (South) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Taiwan - 0.7 Korea (South) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 24.9 Meta Platforms Inc Class A 24.0 ROBLOX Corp Class A 4.9 Walt Disney Co/The 4.9 Amazon.com Inc 4.7 Take-Two Interactive Software Inc 3.2 Netflix Inc 2.9 Reddit Inc Class A 2.8 Magnite Inc 2.6 Warner Bros Discovery Inc 2.3 77.2
Select Chemicals Portfolio
Shareholder Report [Line Items]
Fund Name	Chemicals Portfolio
Class Name	Chemicals Portfolio
Trading Symbol	FSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 447,037,642
Holdings Count | shares	26
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$447,037,642
Number of Holdings	26
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Chemicals 98.0 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 98.2 Germany 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Germany - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Linde PLC 24.8 Sherwin-Williams Co/The 15.7 Ecolab Inc 8.9 Axalta Coating Systems Ltd 4.9 Element Solutions Inc 4.9 Corteva Inc 4.9 DuPont de Nemours Inc 4.8 Air Products and Chemicals Inc 4.8 PPG Industries Inc 3.6 LyondellBasell Industries NV Class A1 2.6 79.9
Select Brokerage and Investment Management Portfolio
Shareholder Report [Line Items]
Fund Name	Brokerage and Investment Management Portfolio
Class Name	Brokerage and Investment Management Portfolio
Trading Symbol	FSLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,447,145,887
Holdings Count | shares	42
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$1,447,145,887
Number of Holdings	42
Portfolio Turnover	13%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Capital Markets 94.9 Financial Services 4.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 97.2 Canada 1.2 United Kingdom 1.0 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.1 Sweden 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.2 Canada - 1.2 United Kingdom - 1.0 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.1 Sweden - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Moody's Corp 8.0 Charles Schwab Corp/The 5.8 KKR & Co Inc Class A 5.6 Ares Management Corp Class A 5.0 Intercontinental Exchange Inc 5.0 Blue Owl Capital Inc Class A 4.8 S&P Global Inc 4.8 Blackstone Inc 4.7 Apollo Global Management Inc 4.7 Robinhood Markets Inc Class A 4.4 52.8
Select Biotechnology Portfolio
Shareholder Report [Line Items]
Fund Name	Biotechnology Portfolio
Class Name	Biotechnology Portfolio
Trading Symbol	FBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 4,227,088,512
Holdings Count | shares	177
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$4,227,088,512
Number of Holdings	177
Portfolio Turnover	45%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Biotechnology 91.0 Pharmaceuticals 8.5 Life Sciences Tools & Services 0.2 Health Care Technology 0.1 Health Care Providers & Services 0.1 Health Care Equipment & Supplies 0.0 Consumer Staples Distribution & Retail 0.0 Common Stocks 99.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 86.0 Netherlands 4.5 Denmark 4.0 Belgium 2.1 France 1.4 Switzerland 0.9 Canada 0.4 Germany 0.4 Ireland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Netherlands - 4.5 Denmark - 4.0 Belgium - 2.1 France - 1.4 Switzerland - 0.9 Canada - 0.4 Germany - 0.4 Ireland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) AbbVie Inc 16.7 Amgen Inc 8.2 Gilead Sciences Inc 8.1 Alnylam Pharmaceuticals Inc 6.9 Krystal Biotech Inc 6.5 Insmed Inc 3.2 Argenx SE ADR 2.8 Ascendis Pharma A/S ADR 2.7 UCB SA 2.1 Natera Inc 1.3 58.5
Select Banking Portfolio
Shareholder Report [Line Items]
Fund Name	Banking Portfolio
Class Name	Banking Portfolio
Trading Symbol	FSRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Banking Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 449,383,757
Holdings Count | shares	39
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$449,383,757
Number of Holdings	39
Portfolio Turnover	22%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Banks 98.6 Capital Markets 1.2 Financial Services 0.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 95.3 Puerto Rico 4.7 Cyprus 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 Puerto Rico - 4.7 Cyprus - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 9.0 Bank of America Corp 7.9 Citigroup Inc 6.1 Truist Financial Corp 5.1 Popular Inc 4.7 US Bancorp 4.7 M&T Bank Corp 4.1 UMB Financial Corp 4.0 Old National Bancorp/IN 3.6 Citizens Financial Group Inc 3.3 52.5
Select Automotive Portfolio
Shareholder Report [Line Items]
Fund Name	Automotive Portfolio
Class Name	Automotive Portfolio
Trading Symbol	FSAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Automotive Portfolio for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 71,017,721
Holdings Count | shares	32
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$71,017,721
Number of Holdings	32
Portfolio Turnover	115%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Automobiles 48.9 Specialty Retail 25.9 Automobile Components 15.3 Commercial Services & Supplies 7.0 Electronic Equipment, Instruments & Components 1.5 Electrical Equipment 1.1 Common Stocks 99.7 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 59.5 Japan 14.6 Italy 9.1 China 7.3 Bailiwick Of Jersey 3.2 Switzerland 2.9 Sweden 2.1 Canada 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 59.5 Japan - 14.6 Italy - 9.1 China - 7.3 Bailiwick Of Jersey - 3.2 Switzerland - 2.9 Sweden - 2.1 Canada - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) O'Reilly Automotive Inc 11.2 Toyota Motor Corp ADR 11.1 Ferrari NV 9.1 Tesla Inc 8.8 AutoZone Inc 6.3 Carvana Co Class A 5.0 General Motors Co 4.9 BorgWarner Inc 4.2 NIO Inc Class A ADR 3.6 Honda Motor Co Ltd ADR 3.5 67.7
Fidelity Natural Resources Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Natural Resources Fund
Class Name	Fidelity® Natural Resources Fund
Trading Symbol	FNARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 636,359,948
Holdings Count | shares	39
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$636,359,948
Number of Holdings	39
Portfolio Turnover	80%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 71.6 Metals & Mining 18.6 Containers & Packaging 3.9 Construction Materials 3.3 Chemicals 1.1 Energy Equipment & Services 0.6 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 56.6 Canada 34.9 Zambia 3.1 Brazil 3.0 Portugal 2.0 United Kingdom 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 56.6 Canada - 34.9 Zambia - 3.1 Brazil - 3.0 Portugal - 2.0 United Kingdom - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 14.3 Imperial Oil Ltd 9.6 Shell PLC ADR 8.9 ConocoPhillips 5.9 MEG Energy Corp 5.5 Chevron Corp 5.4 Valero Energy Corp 4.9 Athabasca Oil Corp 3.7 Agnico Eagle Mines Ltd/CA (United States) 3.6 Marathon Petroleum Corp 3.3 65.1
Fidelity Environment and Alternative Energy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Environment and Alternative Energy Fund
Class Name	Fidelity® Environment and Alternative Energy Fund
Trading Symbol	FSLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 567,641,183
Holdings Count | shares	70
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$567,641,183
Number of Holdings	70
Portfolio Turnover	59%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Software 11.7 Automobiles 9.1 Electrical Equipment 8.7 Machinery 7.7 Communications Equipment 7.4 Semiconductors & Semiconductor Equipment 7.2 Chemicals 6.6 Building Products 5.4 Aerospace & Defense 4.2 Others 31.6 Common Stocks 99.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 93.1 Netherlands 3.0 Germany 2.1 United Kingdom 1.0 Canada 0.5 Bailiwick Of Jersey 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 Netherlands - 3.0 Germany - 2.1 United Kingdom - 1.0 Canada - 0.5 Bailiwick Of Jersey - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 11.2 Tesla Inc 8.7 Linde PLC 6.0 Arista Networks Inc 3.9 Prologis Inc 3.6 IBM Corporation 3.5 Cisco Systems Inc 3.5 Eaton Corp PLC 3.3 NXP Semiconductors NV 3.0 GE Aerospace 3.0 49.7